Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents

12. Cash and cash equivalents

	2024	2023
	€	€
Cash and cash equivalents	280,728,037	391,231,637
	280,728,037	391,231,637

The Cash and cash equivalents consist of bank balances and are not subject to any restriction. Of the cash on hand, €0.1 million relates to guarantees.